Segment Reporting - Schedule of Operating Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 16,323,597	$ 5,421,288	$ 444,169
Cost of Revenue	14,874,211	4,731,226	367,600
Gross Margin	1,413,351	606,031	48,764
Home Improving and Furnishing Projects [Member]
Revenue	10,491,544	5,421,288	444,169
Cost of Revenue	9,613,466	4,815,257	395,405
Gross Margin	878,078	606,631	48,764
Products Sales [Member]
Revenue	3,910,921
Sale of Smart Home Products and Materials [Member]
Cost of Revenue	3,399,797
Gross Margin	511,124
Media Advertising Revenue [Member]
Revenue	1,921,132
Cost of Revenue	1,896,983
Gross Margin	$ 24,149